Quarterly Holdings Report
for
Fidelity® Real Estate High Income Fund
August 31, 2021
REHI-NPRT3-1021
1.805767.117
Corporate Bonds - 4.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.8%
Diversified Financial Services - 0.5%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (b)	1,540,000	4,799,102
Homebuilders/Real Estate - 0.3%
Digitalbridge Group, Inc. 5% 4/15/23	503,000	516,048
PennyMac Corp. 5.5% 11/1/24	1,699,000	1,723,423
		2,239,471
TOTAL CONVERTIBLE BONDS		7,038,573
Nonconvertible Bonds - 3.6%
Gaming - 0.2%
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)	1,690,000	1,786,246
Healthcare - 0.2%
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	1,085,000	1,114,838
Sabra Health Care LP 3.9% 10/15/29	795,000	851,179
		1,966,017
Homebuilders/Real Estate - 2.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)	1,215,000	1,271,194
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)	685,000	741,793
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)	2,290,000	2,264,238
iStar Financial, Inc.:
4.25% 8/1/25	3,630,000	3,784,275
4.75% 10/1/24	2,805,000	2,976,947
Kennedy-Wilson, Inc. 4.75% 2/1/30	2,545,000	2,612,112
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	333,000	343,133
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (b)	385,000	402,922
7.625% 6/15/25 (b)	310,000	333,777
RLJ Lodging Trust LP 3.75% 7/1/26 (b)	2,700,000	2,723,625
Service Properties Trust 7.5% 9/15/25	1,095,000	1,236,606
		18,690,622
Hotels - 1.0%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)	3,200,000	3,172,000
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (b)	900,000	908,910
4.75% 1/15/28	3,250,000	3,298,750
Times Square Hotel Trust 8.528% 8/1/26 (b)	1,964,096	2,130,556
		9,510,216
Telecommunications - 0.2%
Uniti Group, Inc. 7.875% 2/15/25 (b)	1,195,000	1,277,156
TOTAL NONCONVERTIBLE BONDS		33,230,257
TOTAL CORPORATE BONDS (Cost $35,897,296)		40,268,830

Asset-Backed Securities - 5.9%
	Principal Amount (a)	Value ($)
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	1,553,000	1,711,836
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	3,096,223	3,355,525
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	3,728,000	4,167,577
Class XS, 0% 10/17/52 (b)(c)(d)(e)	2,581,752	26
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.0666% 6/26/34 (b)(c)(f)	46,231	176,838
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (b)(c)(e)(f)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (b)(c)(e)(f)	2,670,000	267
COMM Mortgage Trust Series 2021-LBA Class G, 1 month U.S. LIBOR + 2.650% 2.746% 3/15/38 (b)(c)(f)	5,494,000	5,505,774
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (b)(c)(e)(f)	2,989,321	299
DataBank Issuer, LLC Series 2021-1A:
Class B, 2.65% 2/27/51 (b)	903,000	918,815
Class C, 4.43% 2/27/51 (b)	1,500,000	1,529,040
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (b)	859,000	858,935
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	2,240,000	2,263,950
FirstKey Homes Trust Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	1,068,000	1,073,903
Home Partners of America Trust:
Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 2.743% 7/17/34 (b)(c)(f)	772,000	773,079
Class F, 1 month U.S. LIBOR + 3.530% 3.632% 7/17/34 (b)(c)(f)	1,912,000	1,914,054
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.443% 7/17/37 (b)(c)(f)	2,045,000	2,044,997
Series 2019-2 Class F, 3.866% 10/19/39 (b)	2,085,084	2,107,609
Series 2021-1 Class F, 3.325% 9/19/41 (b)	1,042,000	1,043,812
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (c)	804,404	832,606
Progress Residential Trust:
Series 2019-SFR3 Class G, 4.116% 9/17/36 (b)	998,000	1,013,712
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)	4,527,000	4,635,113
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)	1,638,000	1,663,596
Class H, 5.268% 4/17/37 (b)	462,000	478,031
Series 2020-SFR3 Class H, 6.234% 10/17/27 (b)	966,000	977,554
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	1,575,000	1,580,633
Series 2021-SFR3 Class G, 4.254% 5/17/26 (b)	1,050,000	1,062,319
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	1,239,000	1,245,516
Class G, 4.003% 7/17/38 (b)	630,000	631,966
Series 2021-SFR8:
Class F, 3.181% 9/17/38 (b)	815,000	815,626
Class G, 4.005% 9/17/38 (b)	2,053,000	2,054,562
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.6214% 12/5/36 (b)(c)(e)(f)	5,465,057	410
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	664,000	687,353
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)	1,440,000	1,521,022
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	2,121,000	2,177,819
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	574,000	607,276
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)	2,142,000	2,182,290
TOTAL ASSET-BACKED SECURITIES (Cost $58,815,906)		53,613,815

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(c)(e)	29,486	4,478

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.411% 2/25/42 (b)(c)	28,082	8,138
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.6508% 1/25/42 (b)(c)(e)	22,853	2,027
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.3066% 6/25/43 (c)(g)	109,449	35,388
Class 2B5, 3.3066% 6/25/43 (c)(e)(g)	10,802	436
TOTAL U.S. GOVERNMENT AGENCY		45,989
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,174)		50,467

Commercial Mortgage Securities - 81.6%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.096% 4/15/34 (b)(c)(f)	2,188,000	2,188,685
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.196% 4/15/35 (b)(c)(f)	1,456,000	1,427,051
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.396% 6/15/35 (b)(c)(f)	663,000	661,364
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 2.096% 3/15/34 (b)(c)(f)	910,000	906,638
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.046% 4/15/36 (b)(c)(f)	4,028,000	3,910,200
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.85% 9/15/38 (b)(c)(f)	2,524,000	2,524,056
Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)	2,588,000	2,653,067
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	4,416,000	4,237,149
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)	2,593,000	2,386,122
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	4,653,000	4,317,314
Class E, 2.8% 11/15/50 (b)	2,625,000	1,894,944
Series 2018-BN12 Class D, 3% 5/15/61 (b)	2,082,000	1,824,870
Series 2019-BN18 Class D, 3% 5/15/62 (b)	4,284,000	4,033,886
Series 2019-BN19 Class D, 3% 8/15/61 (b)	3,753,000	3,562,900
Series 2019-BN22 Class D, 2.5% 11/15/62 (b)	2,465,000	2,299,474
Series 2020-BN26 Class D, 2.5% 3/15/63 (b)	1,269,000	1,169,802
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	921,000	835,884
Series 2020-BN28 Class E, 2.5% 3/15/63 (b)	903,000	787,202
Series 2020-BN29 Class E, 2.5% 11/15/53 (b)	1,064,000	932,247
Series 2020-BN30:
Class E, 2.5% 12/15/53 (b)	735,000	643,987
Class MCDG, 3.0155% 12/15/53 (c)	2,949,000	2,628,509
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)	2,201,000	2,100,456
Barclays Commercial Mortgage Securities LLC Series 2019-C5:
Class D, 2.5% 11/15/52 (b)	726,000	653,561
Class E, 2.5% 11/15/52 (b)	2,545,000	1,999,215
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (b)	3,013,000	2,438,083
Series 2016-ETC Class D, 3.7292% 8/14/36 (b)(c)	1,749,000	1,666,433
Series 2020-C6 Class E, 2.4% 2/15/53 (b)	1,512,000	1,275,505
Series 2020-C7 Class D, 3.718% 4/15/53 (b)(c)	840,000	832,066
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.73% 6/15/38 (b)(c)(f)	2,395,000	2,377,790
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(c)	1,680,000	1,614,545
Class 225E, 3.4041% 12/15/62 (b)(c)	1,132,000	1,028,040
Series 2020-B20 Class E, 2% 10/15/53 (b)	2,100,000	1,648,867
Series 2018-B7:
Class D, 3% 5/15/53 (b)(c)	833,000	785,743
Class E, 3% 5/15/53 (b)(c)	833,000	736,241
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(c)	4,074,000	4,025,891
Class D, 2.25% 7/15/53 (b)	1,500,000	1,309,342
Series 2020-B21:
Class D, 2% 12/17/53 (b)	1,638,000	1,424,186
Class E, 2% 12/17/53 (b)	1,533,000	1,164,298
Series 2020-B22 Class E, 2% 1/15/54 (b)	1,826,000	1,406,070
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(c)	3,049,000	2,520,636
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(c)	6,055,000	5,553,361
Class 300E, 3.094% 4/15/54 (b)	1,113,000	983,890
BFLD Trust floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.946% 10/15/35 (b)(c)(f)	2,019,000	2,012,947
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.034% 8/15/36 (b)(c)(f)	1,165,500	1,164,612
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 2.95% 8/15/38 (b)(c)(f)	1,099,000	1,099,984
Class G, 1 month U.S. LIBOR + 3.850% 3.95% 8/15/38 (b)(c)(f)	853,000	853,764
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0471% 3/15/37 (b)(c)(f)	3,260,000	3,264,137
Class F, 1 month U.S. LIBOR + 2.470% 2.5671% 3/15/37 (b)(c)(f)	1,801,000	1,803,191
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.096% 11/15/32 (b)(c)(f)	819,000	818,999
Series 2020-BXLP Class G, 1 month U.S. LIBOR + 2.500% 2.596% 12/15/36 (b)(c)(f)	6,259,994	6,258,134
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.846% 11/15/32 (b)(c)(f)	964,456	969,838
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.346% 11/15/32 (b)(c)(f)	1,296,229	1,301,913
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.1828% 4/15/34 (b)(c)(f)	1,572,000	1,519,179
Series 2021-SOAR Class F, 2.446% 6/15/38 (b)	3,318,000	3,331,445
Series 2021-VINO:
Class F, 1 month U.S. LIBOR + 2.800% 2.8983% 5/15/38 (b)(c)(f)	2,627,000	2,633,476
Class G, 1 month U.S. LIBOR + 3.950% 4.0483% 5/15/38 (b)(c)(f)	4,994,000	5,055,623
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(c)	9,422,000	9,798,495
Class E, 3.667% 3/11/44 (b)(c)	5,938,000	5,998,518
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.346% 7/15/34 (b)(c)(f)	2,444,600	2,449,275
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 2.146% 11/15/35 (b)(c)(f)	1,537,200	1,541,427
Class H, 1 month U.S. LIBOR + 3.000% 3.096% 11/15/35 (b)(c)(f)	1,271,900	1,273,045
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3326% 10/15/36 (b)(c)(f)	1,974,000	1,952,495
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 3.696% 4/15/34 (b)(c)(f)	3,255,000	3,206,193
Series 2019-XL:
Class F, 1 month U.S. LIBOR + 2.000% 2.096% 10/15/36 (b)(c)(f)	1,230,583	1,234,441
Class J, 1 month U.S. LIBOR + 2.650% 2.746% 10/15/36 (b)(c)(f)	17,329,152	17,383,430
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.496% 2/15/36 (b)(c)(f)	1,225,000	1,226,530
Class FV, 1 month U.S. LIBOR + 2.400% 2.496% 2/15/36 (b)(c)(f)	711,000	711,888
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.0955% 1/15/34 (b)(c)(f)	834,000	839,211
Class G, 1 month U.S. LIBOR + 3.900% 3.9955% 1/15/34 (b)(c)(f)	417,000	416,750
Series 2021-SOAR:
Class G, 2.896% 6/15/38 (b)(c)	1,281,000	1,287,000
Class J, 3.846% 6/15/38 (b)	2,562,000	2,568,417
Series 2019-OC11:
Class C, 3.856% 12/9/41 (b)	2,405,000	2,619,799
Class E, 4.0755% 12/9/41 (b)(c)	7,251,000	7,567,793
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(c)	3,093,000	2,982,995
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 2.646% 12/15/37 (b)(c)(f)	321,000	321,806
Class G, 1 month U.S. LIBOR + 3.250% 3.346% 12/15/37 (b)(c)(f)	10,526,000	10,558,743
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (b)	4,073,000	3,327,599
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)	4,069,000	4,058,919
Series 2013-GC15 Class D, 5.3519% 9/10/46 (b)(c)	7,323,000	7,403,521
Series 2016-C3 Class D, 3% 11/15/49 (b)	4,412,000	3,575,845
Series 2019-GC41:
Class D, 3% 8/10/56 (b)	2,273,000	2,169,040
Class E, 3% 8/10/56 (b)	1,848,000	1,640,347
Series 2019-GC43 Class E, 3% 11/10/52 (b)	2,772,000	2,514,009
Series 2020-420K Class E, 3.4222% 11/10/42 (b)(c)	2,081,000	1,955,980
Series 2020-GC46:
Class D, 2.6% 2/15/53 (b)	2,756,000	2,407,121
Class E, 2.6% 2/15/53 (b)	329,000	270,371
COMM Mortgage Trust:
floater Series 2018-HCLV Class G, 1 month U.S. LIBOR + 5.050% 5.1523% 9/15/33 (b)(c)(f)	1,487,000	1,276,716
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	2,840,000	2,148,631
Series 2012-CR1:
Class D, 5.5659% 5/15/45 (b)(c)	7,226,000	6,351,352
Class G, 2.462% 5/15/45 (b)(e)	2,322,000	837,656
Series 2013-CR10 Class D, 5.0636% 8/10/46 (b)(c)	3,673,000	3,778,894
Series 2013-LC6 Class D, 4.4381% 1/10/46 (b)(c)	5,644,000	5,581,875
Series 2014-CR15 Class D, 4.8634% 2/10/47 (b)(c)	1,060,000	1,102,432
Series 2014-CR17 Class E, 5.0095% 5/10/47 (b)(c)(e)	589,000	436,531
Series 2014-LC17 Class C, 4.7253% 10/10/47 (c)	752,000	810,764
Series 2014-UBS2 Class D, 5.1708% 3/10/47 (b)(c)	3,454,000	3,463,193
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)	4,405,000	4,473,319
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	3,234,000	3,047,030
Series 2019-CD4 Class C, 4.3497% 5/10/50 (c)	3,977,000	4,318,901
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	1,146,000	1,092,120
Commercial Mortgage Trust Series 2016-CD2 Class D, 2.8817% 11/10/49 (c)	1,680,000	1,366,506
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9916% 8/15/45 (b)(c)	789,000	753,921
Class E, 4.9916% 8/15/45 (b)(c)	5,385,400	4,536,215
Class F, 4.25% 8/15/45 (b)	7,162,000	5,128,241
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)(e)	1,556,000	738,614
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 1.996% 12/15/31 (b)(c)(f)	2,385,600	2,373,744
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (b)(c)	2,772,000	2,654,658
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.3124% 6/15/34 (b)(f)	3,202,000	3,198,265
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (b)	436,103	235,119
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 2.746% 5/15/36 (b)(c)(f)	1,512,000	1,515,786
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.253% 10/15/37 (b)(c)(f)	2,100,000	2,148,305
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 3.8104% 8/15/23 (b)(c)(f)	2,289,000	2,288,994
Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(c)	2,289,000	2,033,465
Series 2020-NET Class F, 3.8277% 8/15/37 (b)(c)	918,000	938,716
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 3.7092% 5/15/23 (b)(c)(f)	3,211,000	3,211,755
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.6% 4/15/36 (b)(c)(f)	840,000	840,357
Class G, 1 month U.S. LIBOR + 4.500% 4.6% 4/15/36 (b)(c)(f)	493,000	493,204
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.6074% 6/15/50 (b)(c)	3,902,000	3,548,539
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)	1,890,000	1,847,993
Series 2017-CX9 Class D, 4.2837% 9/15/50 (b)(c)	1,615,000	1,434,897
Series 2019-C15 Class C, 5.1458% 3/15/52 (c)	3,132,000	3,529,809
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.600% 4.696% 7/15/32 (b)(c)(f)	2,686,000	2,457,026
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)	1,132,000	1,129,125
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (b)(c)	833,000	860,346
Class E, 5.099% 1/10/34 (b)(c)	4,264,000	4,317,887
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.5955% 5/15/35 (b)(c)(f)	4,083,811	4,083,911
Series 2018-C1:
Class C, 4.783% 10/15/51 (c)	777,000	842,373
Class D, 3.033% 10/15/51 (b)(c)	3,459,000	3,243,963
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(c)	1,000,000	847,693
DBUBS Mortgage Trust Series 2011-LC1A:
Class F, 6.1159% 11/10/46 (b)(c)	2,442,435	2,434,278
Class G, 4.652% 11/10/46 (b)	7,812,000	7,590,931
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(c)	1,029,000	999,886
Extended Stay America Trust floater Series 2021-ESH:
Class E, 1 month U.S. LIBOR + 2.850% 2.946% 7/15/38 (b)(c)(f)	3,499,000	3,529,705
Class F, 1 month U.S. LIBOR + 3.700% 3.796% 7/15/38 (b)(c)(f)	2,826,000	2,854,183
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0384% 11/21/35 (b)(c)(f)	1,227,000	1,219,653
GS Mortgage Securities Corp. II Series 2010-C1 Class B, 5.148% 8/10/43 (b)	1,311,000	1,317,952
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.746% 10/15/36 (b)(c)(f)	2,550,000	2,384,944
GS Mortgage Securities Trust:
Series 2011-GC5:
Class D, 5.3026% 8/10/44 (b)(c)	1,929,752	988,998
Class E, 5.3026% 8/10/44 (b)(c)(e)	2,432,000	972,849
Class F, 4.5% 8/10/44 (b)(e)	4,308,000	182,929
Series 2012-GC6:
Class D, 6.0447% 1/10/45 (b)(c)	3,753,000	3,647,387
Class E, 5% 1/10/45 (b)(c)	2,984,000	2,555,345
Series 2012-GC6I Class F, 5% 1/10/45 (c)(e)	1,508,000	653,350
Series 2012-GCJ7 Class F, 5% 5/10/45 (b)	3,433,000	411,960
Series 2012-GCJ9 Class D, 4.8957% 11/10/45 (b)(c)	4,238,000	4,282,353
Series 2013-GC12 Class D, 4.5887% 6/10/46 (b)(c)	869,000	864,442
Series 2013-GC13 Class D, 4.2176% 7/10/46 (b)(c)(e)	5,470,000	3,190,906
Series 2013-GC16:
Class D, 5.4877% 11/10/46 (b)(c)	3,923,000	3,929,886
Class F, 3.5% 11/10/46 (b)	2,530,000	1,791,626
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	2,058,050	1,961,134
Series 2017-GS6 Class D, 3.243% 5/10/50 (b)	4,676,000	4,571,260
Series 2019-GC38 Class D, 3% 2/10/52 (b)	1,162,000	1,107,641
Series 2019-GC39 Class D, 3% 5/10/52 (b)	2,830,000	2,662,841
Series 2019-GC40:
Class D, 3% 7/10/52 (b)	2,079,000	1,947,486
Class DBF, 3.668% 7/10/52 (b)(c)	2,523,000	2,342,168
Series 2019-GC42:
Class D, 2.8% 9/1/52 (b)	4,807,000	4,548,386
Class E, 2.8% 9/1/52 (b)	2,519,000	2,301,146
Series 2019-GS5 Class C, 4.299% 3/10/50 (c)	2,499,000	2,631,041
Series 2019-GSA1 Class E, 2.8% 11/10/52 (b)	1,655,000	1,487,726
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	2,289,000	2,102,992
Class SWD, 3.3258% 12/13/39 (b)(c)	1,764,000	1,691,844
Series 2020-GC47 Class D, 3.5703% 5/12/53 (b)(c)	756,000	754,824
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.788% 11/21/35 (b)(c)(f)	6,468,000	6,534,578
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(c)	3,079,000	3,234,639
Class F, 4.3333% 11/5/38 (b)(c)	5,977,000	6,072,193
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (b)	1,556,000	1,569,799
Class F, 6.1552% 11/5/35 (b)	3,595,000	3,635,531
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	1,463,063	1,483,187
Class F, 4.101% 9/17/39 (b)	237,400	245,108
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(c)	1,947,000	2,000,661
Series 2019-55HY Class F, 3.0409% 12/10/41 (b)(c)	1,617,000	1,569,488
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2455% 6/15/34 (b)(c)(f)	1,327,956	1,317,848
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9455% 6/15/34 (b)(c)(f)	544,983	543,071
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	2,083,000	2,057,090
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	604,000	535,581
Series 2014-C26 Class D, 4.0199% 1/15/48 (b)(c)	2,329,000	2,293,451
Series 2015-C32 Class C, 4.7988% 11/15/48 (c)	1,500,000	1,284,566
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5538% 12/15/49 (b)(c)	2,418,000	2,095,147
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.1993% 12/15/49 (b)(c)	3,867,000	3,475,115
Series 2017-C7 Class D, 3% 10/15/50 (b)	1,813,000	1,714,318
Series 2018-C8 Class D, 3.4005% 6/15/51 (b)(c)	1,171,000	1,024,392
Series 2019-COR6:
Class D, 2.5% 11/13/52 (b)	1,354,000	1,242,386
Class E, 2.5% 11/13/52 (b)	2,582,000	2,303,190
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	1,535,000	1,295,527
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ Class C, 1 month U.S. LIBOR + 1.600% 1.696% 6/15/32 (b)(c)(f)	1,528,800	1,529,741
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.256% 7/15/36 (b)(c)(f)	2,292,000	2,263,838
Class F, 1 month U.S. LIBOR + 3.000% 3.096% 7/15/36 (b)(c)(f)	777,000	764,807
Series 2020-NNN Class FFL, 1 month U.S. LIBOR + 2.500% 2.5955% 1/16/37 (b)(c)(f)	10,517	10,474
Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.450% 2.546% 4/15/38 (b)(c)(f)	3,060,000	3,073,472
Series 2011-C3:
Class E, 5.7199% 2/15/46 (b)(c)	3,008,000	1,095,275
Class G, 4.409% 2/15/46 (b)(c)(e)	1,082,000	121,823
Class H, 4.409% 2/15/46 (b)(c)(e)	2,622,000	96,355
Series 2011-C4:
Class C, 5.5744% 7/15/46 (b)(c)	1,075,197	1,079,867
Class D, 5.7121% 7/15/46 (b)(c)	2,500,000	2,507,885
Class F, 3.873% 7/15/46 (b)	494,000	490,798
Class H, 3.873% 7/15/46 (b)	2,683,000	2,679,244
Class NR, 3.873% 7/15/46 (b)	1,322,500	1,303,456
Series 2012-CBX:
Class D, 5.0762% 6/15/45 (b)(c)	3,373,000	2,911,433
Class E, 5.0762% 6/15/45 (b)(c)	3,206,000	1,608,993
Class F, 4% 6/15/45 (b)(e)	3,743,000	735,838
Class G 4% 6/15/45 (b)(e)	4,129,000	384,386
Series 2013-LC11:
Class D, 4.3053% 4/15/46 (c)	3,677,000	2,873,593
Class E, 3.25% 4/15/46 (b)(c)	104,000	69,074
Class F, 3.25% 4/15/46 (b)(c)(e)	5,894,000	3,014,014
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)(e)	3,213,000	160,625
Class E, 3.9314% 6/10/27 (b)(c)	4,232,000	169,280
Series 2018-AON Class F, 4.767% 7/5/31 (b)(c)	2,150,000	2,163,896
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(c)	2,350,000	2,412,325
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	2,771,000	2,810,736
Class FFX, 4.6254% 1/16/37 (b)	2,388,000	2,399,907
Class GFX, 4.8445% 1/16/37 (b)(c)	942,000	924,742
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.096% 5/15/36 (b)(c)(f)	3,483,000	3,370,540
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.05% 8/15/26 (b)(c)(f)	4,472,000	4,473,335
Liberty Street Trust Series 2016-225L Class E, 4.8035% 2/10/36 (b)(c)	2,063,000	2,162,723
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 3.046% 3/15/38 (b)(c)(f)	14,406,000	14,415,050
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(c)	1,976,000	1,866,155
Merit floater Series 2021-STOR:
Class F, 1 month U.S. LIBOR + 2.200% 2.296% 7/15/38 (b)(c)(f)	917,000	918,739
Class G, 1 month U.S. LIBOR + 2.750% 2.846% 7/15/38 (b)(c)(f)	735,000	736,613
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.2965% 4/15/38 (b)(c)(f)	14,000,000	14,096,390
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.496% 5/15/23 (b)(c)(f)	3,850,000	3,857,327
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (b)(c)	1,144,000	1,109,475
Class E, 3.5926% 2/10/42 (b)(c)	841,000	775,912
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	1,666,000	1,597,262
Series 2012-C5 Class E, 4.8177% 8/15/45 (b)(c)	889,000	897,185
Series 2012-C6 Class D, 4.7568% 11/15/45 (b)(c)	3,633,000	3,611,073
Series 2012-C6, Class F, 4.7568% 11/15/45 (b)(c)(e)	1,575,000	1,229,855
Series 2013-C12 Class D, 4.9249% 10/15/46 (b)(c)	3,996,000	3,677,014
Series 2013-C13:
Class D, 5.0606% 11/15/46 (b)(c)	5,150,000	4,944,506
Class E, 5.0606% 11/15/46 (b)(c)	1,666,000	1,360,771
Series 2013-C8 Class D, 4.1562% 12/15/48 (b)(c)	1,883,000	1,884,347
Series 2013-C9:
Class D, 4.247% 5/15/46 (b)(c)	4,440,000	4,076,842
Class E, 4.247% 5/15/46 (b)(c)	1,594,370	1,374,986
Series 2016-C30 Class D, 3% 9/15/49 (b)	798,000	611,728
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	2,932,000	2,784,766
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(c)	38,605	39,022
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(c)	4,762,136	4,627,698
Class F, 5.385% 6/15/44 (b)(c)(e)	3,015,000	2,029,662
Series 2011-C3:
Class C, 5.4601% 7/15/49 (b)(c)	2,061,000	2,058,722
Class D, 5.4601% 7/15/49 (b)(c)	8,074,000	7,858,634
Class E, 5.4601% 7/15/49 (b)(c)(e)	2,610,000	2,140,983
Class F, 5.4601% 7/15/49 (b)(c)(e)	984,000	655,900
Class G, 5.4601% 7/15/49 (b)(c)	3,536,800	1,604,644
Series 2012-C4 Class D, 5.5411% 3/15/45 (b)(c)	1,624,000	1,539,500
Series 2015-MS1 Class D, 4.1656% 5/15/48 (b)(c)	4,300,000	3,907,049
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)	1,747,000	1,033,347
Series 2016-BNK2 Class C, 3% 11/15/49 (b)	4,506,000	4,054,575
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.696% 11/15/34 (b)(c)(f)	916,000	916,814
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(c)	2,499,000	2,340,690
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(c)	1,043,000	919,513
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.920% 7.0225% 8/15/24 (b)(c)(f)	470,191	455,036
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.346% 8/15/34 (b)(c)(f)	8,997,045	9,005,261
Series 2021-MTL6:
Class E, 1 month U.S. LIBOR + 2.700% 2.8% 9/15/38 (b)(c)(f)	855,000	855,000
Class F, 1 month U.S. LIBOR + 3.550% 3.65% 9/15/38 (b)(c)(f)	1,164,000	1,164,000
Class G, 1 month U.S. LIBOR + 4.700% 4.8% 9/15/38 (b)(c)(f)	1,143,000	1,145,862
Class H, 1 month U.S. LIBOR + 6.000% 6.1% 9/15/38 (b)(c)(f)	622,000	623,748
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (b)	10,373,000	10,012,880
Class J, 4.25% 12/15/36 (b)	5,222,000	5,070,824
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.146% 10/15/37 (b)(c)(f)	1,024,000	1,025,277
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)	1,014,000	805,369
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8455% 6/15/35 (b)(c)(f)	262,000	249,281
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8455% 6/15/35 (b)(c)(f)	222,000	206,902
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(c)	909,000	903,866
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 2.3455% 11/15/34 (b)(c)(f)	638,000	636,775
Class F, 1 month U.S. LIBOR + 3.000% 3.0955% 11/15/34 (b)(c)(f)	96,000	95,115
Class G, 1 month U.S. LIBOR + 4.000% 4.0955% 11/15/34 (b)(c)(f)	572,000	560,238
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(c)	984,000	955,409
Class F, 4.2724% 5/15/39 (b)(c)	3,014,000	2,717,079
Series 2019-1776:
Class E, 3.9017% 10/15/36 (b)	2,268,000	2,274,833
Class F, 4.2988% 10/15/36 (b)	3,589,000	3,461,010
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(c)	1,754,950	1,797,406
Class AMZ3, 3.6167% 1/15/37 (b)(c)	822,675	829,431
Class MSK3, 3.3583% 12/15/36 (b)(c)	855,550	835,059
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 3.446% 7/15/38 (b)(c)(f)	2,225,000	2,227,707
Class NR, 1 month U.S. LIBOR + 6.000% 6.096% 7/15/38 (b)(c)(f)	631,000	631,958
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (b)	1,228,000	1,256,367
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	1,702,840	1,950,309
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 3.746% 5/15/38 (b)(c)(f)	1,383,000	1,394,194
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(c)	3,206,000	3,033,325
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(c)	3,105,000	2,972,380
Class G, 3.8518% 3/15/37 (b)(c)	858,000	776,353
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (b)	6,620,000	6,104,895
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (b)	2,499,000	2,272,194
SREIT Trust floater Series 2021-FLWR Class E, 1 month U.S. LIBOR + 1.920% 2.02% 7/15/36 (b)(c)(f)	1,528,000	1,526,165
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 2.45% 6/15/26 (b)(c)(f)	3,652,000	3,651,996
Class G, 1 month U.S. LIBOR + 3.850% 3.95% 6/15/26 (b)(c)(f)	1,008,000	1,007,997
TTAN floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.400% 2.496% 3/15/38 (b)(c)(f)	4,123,000	4,141,125
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7355% 5/10/45 (b)(c)	3,272,000	3,114,526
Class E, 5% 5/10/45 (b)(c)(e)	1,911,000	912,338
Class F, 5% 5/10/45 (b)(c)(e)	2,484,000	363,524
Series 2018-C8 Class C, 4.8577% 2/15/51 (c)	756,000	850,940
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)	2,090,000	1,277,146
Series 2012-WRM Class C, 4.3793% 6/10/30 (b)(c)	890,000	774,215
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.4422% 1/10/45 (b)(c)	672,000	669,698
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.096% 7/15/39 (b)(c)(f)	693,000	694,836
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 3.996% 7/15/39 (b)(c)(f)	3,009,000	3,016,352
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.596% 2/15/40 (b)(c)(f)	719,036	724,425
Class E, 1 month U.S. LIBOR + 3.650% 3.746% 2/15/40 (b)(c)(f)	511,779	516,871
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (b)	2,108,000	1,947,090
Series 2012-LC5:
Class D, 4.9158% 10/15/45 (b)(c)	6,116,000	6,217,730
Class E, 4.9158% 10/15/45 (b)(c)	1,051,000	1,033,386
Class F, 4.9158% 10/15/45 (b)(c)	588,000	495,615
Series 2015-NXS4 Class D, 3.8483% 12/15/48 (c)	1,834,000	1,845,279
Series 2016-BNK1 Class D, 3% 8/15/49 (b)	1,526,000	1,075,235
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	4,250,000	3,588,097
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)	1,824,000	1,743,154
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (e)	1,252,600	93,512
Series 2011-C3:
Class D, 5.5133% 3/15/44 (b)(c)	4,782,543	2,330,055
Class E, 5% 3/15/44 (b)	1,258,000	117,497
Class F, 5% 3/15/44 (b)(e)	2,421,350	48,078
Series 2011-C4:
Class D, 5.0232% 6/15/44 (b)(c)	1,616,000	1,538,632
Class E, 5.0232% 6/15/44 (b)(c)(e)	1,274,000	857,320
Series 2011-C5:
Class D, 5.9613% 11/15/44 (b)(c)	2,978,000	2,969,878
Class E, 5.9613% 11/15/44 (b)(c)	4,203,655	4,153,936
Class F, 5.25% 11/15/44 (b)(c)	3,930,000	3,591,755
Class G, 5.25% 11/15/44 (b)(c)	1,255,150	1,116,773
Series 2012-C6 Class D, 5.9462% 4/15/45 (b)(c)	2,707,000	2,736,892
Series 2012-C7:
Class E, 4.9568% 6/15/45 (b)(c)(e)	1,514,000	203,446
Class F, 4.5% 6/15/45 (b)(e)	1,470,000	73,497
Class G, 4.5% 6/15/45 (b)(e)	4,218,750	421
Series 2012-C8:
Class D, 5.046% 8/15/45 (b)(c)	833,000	829,986
Class E, 5.046% 8/15/45 (b)(c)	1,167,000	1,109,461
Series 2013-C11:
Class D, 4.3812% 3/15/45 (b)(c)	1,865,000	1,846,936
Class E, 4.3812% 3/15/45 (b)(c)	4,999,000	4,508,230
Series 2013-C13 Class D, 4.2762% 5/15/45 (b)(c)	1,499,000	1,480,137
Series 2013-C16 Class D, 5.1692% 9/15/46 (b)(c)	668,000	644,527
Series 2013-UBS1 Class D, 5.2075% 3/15/46 (b)(c)	2,638,000	2,797,232
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (b)(c)	4,695,000	4,338,868
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)	1,638,000	1,447,510
Class PR2, 3.6332% 6/5/35 (b)(c)	4,354,000	3,498,828
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $768,729,981)		748,519,288

Common Stocks - 0.9%
	Shares	Value ($)
Diversified Financial Services - 0.0%
Cyxtera Technologies, Inc. Class A (h)	9,900	87,714

Homebuilders/Real Estate - 0.9%
Digital Realty Trust, Inc.	12,400	2,032,484
Digitalbridge Group, Inc. (h)	100,000	690,000
iStar Financial, Inc.	216,200	5,718,490
TOTAL HOMEBUILDERS/REAL ESTATE		8,440,974
TOTAL COMMON STOCKS (Cost $5,111,992)		8,528,688

Preferred Stocks - 2.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
RLJ Lodging Trust Series A, 1.95% (h)	70,550	2,034,662
Nonconvertible Preferred Stocks - 2.3%
Diversified Financial Services - 0.6%
AGNC Investment Corp. Series E, 6.50% (c)	147,792	3,811,556
MFA Financial, Inc. Series B, 7.50%	80,525	2,055,803
		5,867,359
Homebuilders/Real Estate - 1.7%
Capstead Mortgage Corp. Series E, 7.50%	87,175	2,221,507
DiamondRock Hospitality Co. 8.25%	25,800	723,690
Digitalbridge Group, Inc.:
Series H, 7.125%	76,200	1,950,720
Series I, 7.15%	71,600	1,843,700
Dynex Capital, Inc. Series C 6.90% (c)	57,707	1,511,923
iStar Financial, Inc. Series G, 7.65%	74,400	1,897,200
Rexford Industrial Realty, Inc. Series B, 5.875%	91,475	2,419,514
UMH Properties, Inc. Series C, 6.75%	98,998	2,602,657
		15,170,911
TOTAL NONCONVERTIBLE PREFERRED STOCKS		21,038,270
TOTAL PREFERRED STOCKS (Cost $21,484,866)		23,072,932

Bank Loan Obligations - 3.2%
	Principal Amount (a)	Value ($)
Air Transportation - 0.6%
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(e)(f)(i)	5,480,000	5,466,300

Diversified Financial Services - 1.3%
Agellan Portfolio 9% 8/7/25 (c)(e)(i)	908,000	917,080
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(e)(f)(i)	11,246,000	11,274,115
TOTAL DIVERSIFIED FINANCIAL SERVICES		12,191,195
Homebuilders/Real Estate - 0.5%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(e)(f)(i)	1,649,806	1,653,931
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8346% 8/21/25 (c)(f)(i)	2,918,061	2,884,503
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (c)(f)(i)	21,097	20,983
TOTAL HOMEBUILDERS/REAL ESTATE		4,559,417
Hotels - 0.4%
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 5/20/28 (c)(f)(i)	345,000	344,224
Motel 6 Operating LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8/19/26 (f)(i)(j)	555,000	552,225
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (c)(f)(i)	892,930	857,329
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.09% 5/11/24 (c)(f)(i)	1,684,804	1,660,795
TOTAL HOTELS		3,414,573
Services - 0.2%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (c)(f)(i)	1,943,625	1,922,576

Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.84% 4/11/25 (c)(f)(i)	1,615,208	1,598,862

TOTAL BANK LOAN OBLIGATIONS (Cost $29,161,746)		29,152,923

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(e)	3,000,000	60,000
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(e)	3,100,000	310

TOTAL PREFERRED SECURITIES (Cost $6,004,704)		60,310

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (k) (Cost $22,288,345)	22,283,888	22,288,345

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $947,549,010)	925,555,598
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(7,820,511)
NET ASSETS - 100.0%	917,735,087

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $798,975,402 or 87.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(e)	Level 3 security
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,824 or 0.0% of net assets.

(h)	Non-income producing
(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	The coupon rate will be determined upon settlement of the loan after period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.3066% 6/25/43	9/29/03	44,446
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.3066% 6/25/43	9/29/03	1,474

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	31,880,306	210,759,622	220,351,571	20,887	(12)	-	22,288,345	0.0%
Total	31,880,306	210,759,622	220,351,571	20,887	(12)	-	22,288,345

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Credit and Liquidity Risk
The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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